Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 578,241	$ 560,054
Amounts of financial liabilities offset on the balance sheet	98,663	96,692
Net amount of financial assets presented on the balance sheet	479,578	463,362
Impact of master netting agreements	90,109	98,914
Financial collateral received	358,843	336,097
Net amount	30,626	28,351
Amounts not subject to enforceable netting arrangements	5,926	10,256
Total amount recognized on the balance sheet	485,504	473,618
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	436,617	411,937
Amounts of financial liabilities offset on the balance sheet	96,676	94,203
Net amount of financial assets presented on the balance sheet	339,941	317,734
Impact of master netting agreements	201	293
Financial collateral received	336,112	314,602
Net amount	3,628	2,839
Amounts not subject to enforceable netting arrangements	250	111
Total amount recognized on the balance sheet	340,191	317,845
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	138,318	146,479
Amounts of financial liabilities offset on the balance sheet	1,544	2,185
Net amount of financial assets presented on the balance sheet	136,774	144,294
Impact of master netting agreements	89,889	98,610
Financial collateral received	22,310	21,412
Net amount	24,575	24,272
Amounts not subject to enforceable netting arrangements	5,676	10,145
Total amount recognized on the balance sheet	142,450	154,439
Other financial assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	3,306	1,638
Amounts of financial liabilities offset on the balance sheet	443	304
Net amount of financial assets presented on the balance sheet	2,863	1,334
Impact of master netting agreements	19	11
Financial collateral received	421	83
Net amount	2,423	1,240
Total amount recognized on the balance sheet	$ 2,863	$ 1,334